Other non-operating expense (income) (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other non-operating expense [Line Items]
Restructuring charges	$ 128	$ 4,519	$ 2,784